UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2007

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 79
Form 13F Information Table Value $158790

					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

ABB Ltd Adr	COM		000375204		2017		117400		SH		Sole		0		0	0	0
Accenture Ltd. CL-A	COM		G1150G111		324		8400		SH		Sole		0		0	0	0
Adobe Systems	COM		00724F101		1192		28584		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		3338		30805		SH		Sole		0		0	0	0
Akamai Technologies	COM		00971T101		1228		24600		SH		Sole		0		0	0	0
Altria Group Inc.	COM		02209s103		706		8045		SH		Sole		0		0	0	0
American Express	COM		025816109		516		9148		SH		Sole		0		0	0	0
American Intl Group Inc.	COM		026874107		841		12506		SH		Sole		0		0	0	0
American Reprographics Co.	COM		029263100		394		12800		SH		Sole		0		0	0	0
Amr Corp.	COM		001765106		291		9550		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		1649		17743		SH		Sole		0		0	0	0
Applied Materials	COM		038222105		927		50600		SH		Sole		0		0	0	0
AT&T Corp.	COM		00206R102		2955		74953		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		376		7372.55		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		1492		37150		SH		Sole		0		0	0	0
Capital One Financial	COM		14040H105		1012		13415		SH		Sole		0		0	0	0
CBS Inc.	COM		12490K107		598		19550		SH		Sole		0		0	0	0
CEF Ishares Tr (BioTech)	COM		464287556		379		5006		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		811		10971.29		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		4944		193670		SH		Sole		0		0	0	0
CIT Group Inc. A	COM		125581108		4284		80955		SH		Sole		0		0	0	0
Citigroup	COM		172967101		3733		72713.82		SH		Sole		0		0	0	0
Comcast Corp. Class A SPCL	COM		20030N200		2997		117675		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100		2988		87508		SH		Sole		0		0	0	0
Cybersource Inc.	COM		23251J106		1616		129200		SH		Sole		0		0	0	0
Dicks Sporting Goods Inc.	COM		253393102		2017		34624		SH		Sole		0		0	0	0
DPS Biotech Holders Trust	COM		09067D201		3590		20400		SH		Sole		0		0	0	0
Dress Barn Inc	COM		261570105		1499		72040		SH		Sole		0		0	0	0
ETF I Shares Trust	COM		464287465		418		5485		SH		Sole		0		0	0	0
E-Trade Financial Corp.	COM		269246104		742		34950		SH		Sole		0		0	0	0
Euronet Worldwide Inc.	COM		298736109		3417		127200		SH		Sole		0		0	0	0
Exelon Corp.	COM		30161n101		385		5598		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		628		8323.15		SH		Sole		0		0	0	0
FDX Corp/Federal Express	COM		31428X106		3343		31120		SH		Sole		0		0	0	0
Flir Systems	COM		302445101		4273		119800		SH		Sole		0		0	0	0
Genentech Inc.	COM		368710406		2613		31820		SH		Sole		0		0	0	0
General Electric	COM		369604103		4660		131784.95		SH		Sole		0		0	0	0
Goldman Sachs Group Inc.	COM		38141G104		753		3645		SH		Sole		0		0	0	0
Harman Int'l Industries Inc.	COM		413086109		1331		13850		SH		Sole		0		0	0	0
Harrah's Entertainment	COM		413619107		3900		46177		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		404		13800		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2445		127819.03		SH		Sole		0		0	0	0
Iron Mountain	COM		462846106		1241		47493		SH		Sole		0		0	0	0
J.C. Penney	COM		708160106		4950		60250		SH		Sole		0		0	0	0
Johnson & Johnson	COM		478160104		536		8889.22		SH		Sole		0		0	0	0
Jones Lang Lasalle Inc	COM		48020Q107		344		3300		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		966		19968		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		4611		91050		SH		Sole		0		0	0	0
Laureate Education Inc.	COM		405832340		1023		17345		SH		Sole		0		0	0	0
Manitowoc Company Inc.	COM		563571108		2596		40855		SH		Sole		0		0	0	0
Mastercard Inc.	COM		57636Q104		3602		33900		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		780		12408		SH		Sole		0		0	0	0
Melco PBL Entrmt Ltd Adr	COM		585464100		250		15500		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2565		92041.3		SH		Sole		0		0	0	0
Millipore Corp	COM		601073109		2120		29250		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		2657		34160		SH		Sole		0		0	0	0
Nice Systems Adr	COM		653656108		2686		78950		SH		Sole		0		0	0	0
Office Depot	COM		676220106		541		15400		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		2966		163613		SH		Sole		0		0	0	0
Procter & Gamble	COM		742718109		655		10369		SH		Sole		0		0	0	0
Psychiatric Solutions	COM		74439h108		2519		62500		SH		Sole		0		0	0	0
Robert Half Intl Inc.	COM		770323103		2688		72630		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		592		8923		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		417		6035		SH		Sole		0		0	0	0
Staples Inc.	COM		855030102		3558		137686		SH		Sole		0		0	0	0
Steiner Leisure Ltd.	COM		p8744y102		988		21967		SH		Sole		0		0	0	0
SunTech Power Adr	COM		86800c104		2097		60575		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		3930		264096		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209		3419		91340		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2656		56821		SH		Sole		0		0	0	0
Total Fina SA Spon ADR	COM		89151E109		262		3750		SH		Sole		0		0	0	0
United Rentals	COM		911363109		822		29900		SH		Sole		0		0	0	0
United Technologies	COM		913017109		6046		93010		SH		Sole		0		0	0	0
VCA Antech	COM		918194101		2844		78325		SH		Sole		0		0	0	0
Walt Disney Co.	COM		254687106		3665		106458.71		SH		Sole		0		0	0	0
Wells Fargo Co.	COM		949746101		454		13198.1		SH		Sole		0		0	0	0
Whirlpool Corp	COM		963320106		3108		36605		SH		Sole		0		0	0	0
WPP Group PLC Adr	COM		929309409		1525		20075		SH		Sole		0		0	0	0
WYETH	COM		983024100		2825		56459		SH		Sole		0		0	0	0
Zimmer Holdings Inc.	COM		98956P102		1259		14741		SH		Sole		0		0	0	0
